Unaudited Condensed Interim Consolidated Statements of Financial Position (Parenthetical) - ₪ / shares	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Statement of financial position [abstract]
Ordinary shares, par value (per share)	₪ 0.07	₪ 0.07	₪ 0.07
Number of shares authorised	20,000,000	20,000,000	20,000,000
Number of shares issued	12,910,278	10,875,631	12,835,185
Number of shares outstanding	12,910,278	10,875,631	12,835,185